Rule 497(e)

File Nos. 033-64240

811-07776

TRILLIUM

A Flexible Premium Variable Deferred Annuity

Issued by First Great-West Life & Annuity Insurance Company

In Connection with its Variable Annuity-3 Series Account

Supplement dated September 24, 2012 to the Prospectus and Statement of Additional

Information dated May 1, 2002

This Supplement amends certain information contained in the Prospectus dated May 1, 2002.

Effective on or about September 24, 2012, First Great-West Life & Annuity Insurance Company (FGWL&A) will be renamed Great-West Life & Annuity Insurance Company of New York (GWL&A NY). Therefore, all references to FGWL&A in the Prospectus and Statement of Additional Information dated May 1, 2002 are hereby deleted and replaced with GWL&A NY.

Effective on or about September 24, 2012, GW Capital Management (doing business as Maxim Capital Management (MCM)) will be renamed Great-West Capital Management (GWCM). Therefore all references to MCM in the Prospectus and Statement of Additional Information dated May 1, 2002 are hereby deleted and replaced with GWCM.

Effective on or about September 24, 2012, Maxim Series Fund, Inc. will be renamed Great-West Funds, Inc. Therefore, all references to Maxim Series Fund, Inc. in the Prospectus and Statement of Additional Information dated May 1, 2002 are hereby deleted and replaced with Great-West Funds, Inc.

Effective on or about September 24, 2012, all funds within the former Maxim Series Fund, Inc. will be renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. The following portfolios available in the Prospectus have been changed, and all references to the Old Names in the Prospectus and Statement of Additional Information are hereby deleted and replaced with the New Names:

OLD NAME	NEW NAME
Maxim Bond Index Portfolio	Great-West Bond Index Fund
Maxim MFS International Growth Portfolio	Great-West MFS International Growth Fund
Maxim Money Market Portfolio	Great-West Money Market Fund

Aside from the changes detailed above, the terms of your contract are not affected in any manner, and no other changes are being made to your contract. These contracts are no longer being sold.

This Supplement must be accompanied by, or read in conjunction with, the Prospectus and

Statement of Additional Information, dated May 1, 2002.

Please read this Supplement carefully and retain it for future reference.